Shareowners' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Shareowners' Equity

NOTE 15. SHAREOWNERS’ EQUITY

(In millions)	2015	2014	2013

Preferred stock issued	$6	$-	$-
Common stock issued	$702	$702	$702
Accumulated other comprehensive income
Balance at January 1	$(18,172)	$(9,119)	$(20,229)
Other comprehensive income before reclassifications	(3,312)	(12,088)	8,844
Reclassifications from other comprehensive income	4,956	3,035	2,265
Other comprehensive income, net, attributable to GE	1,644	(9,053)	11,109
Balance at December 31	$(16,529)	$(18,172)	$(9,119)
Other capital
Balance at January 1	$32,889	$32,494	$33,070
Gains (losses) on treasury stock dispositions and other(a)(b)	4,724	396	(576)
Balance at December 31	$37,613	$32,889	$32,494
Retained earnings
Balance at January 1	$155,333	$149,051	$144,055
Net earnings (loss) attributable to the Company	(6,126)	15,233	13,057
Dividends and other transactions with shareowners	(9,161)	(8,948)	(8,060)
Redemption value adjustment on redeemable noncontrolling interests	(25)	(2)	(1)
Balance at December 31	$140,020	$155,333	$149,051
Common stock held in treasury
Balance at January 1	$(42,593)	$(42,561)	$(34,571)
Purchases(c)	(23,762)	(1,950)	(10,466)
Dispositions	2,816	1,917	2,477
Balance at December 31	$(63,539)	$(42,593)	$(42,561)
Total equity
GE shareowners' equity balance at December 31	$98,274	$128,159	$130,566
Noncontrolling interests balance at December 31	1,864	8,674	6,217
Total equity balance at December 31	$100,138	$136,833	$136,783

  2014 included $440 million related to the excess of the net proceeds from the Synchrony Financial IPO over the carrying value of the interest sold.
  2015 included $4,949 million related to issuance of new preferred stock in exchange for existing GE Capital preferred stock.
  2015 included $(20,383) million related to the split-off of Synchrony Financial from GE, where GE shares were exchanged for shares of Synchrony Financial.

Shares of GE Preferred Stock

At December 31, 2014 GECC had outstanding 50,000 shares of non-cumulative A, B and C Series perpetual preferred stock at an average dividend rate of 6.44% with a face value of $5,000 million. In connection with the GE Capital Exit Plan, on December 3, 2015, these shares were converted into a corresponding Series A, B, and C of fixed-to-floating rate non-cumulative perpetual preferred stock issued by GE with face value of $2,778 million, $2,073 million, $1,094 million, respectively, for a cumulative face value of $5,944 million with terms as follows:

Series A: 2,777,625 shares bearing an initial fixed interest rate of 4.00% through June 15, 2022, and a floating rate equal to three-month LIBOR plus 2.28% thereafter, callable on June 15, 2022.

Series B: 2,072,525 shares bearing an initial fixed interest rate of 4.10% through June 15, 2022, and a floating rate equal to three-month LIBOR plus 2.32% thereafter, callable on December 15, 2022.

Series C: 1,094,100 shares bearing an initial fixed interest rate of 4.20% through June 15, 2022, and a floating rate equal to three-month LIBOR plus 2.37% thereafter, callable on June 15, 2023.

The incremental shares were issued in order to compensate preferred holders for the lower dividend rate.

In conjunction with the exchange of the GE Capital Preferred stock into GE Preferred stock, GE Capital issued preferred stock to GE for which the amount and terms mirror the GE preferred stock held by external investors ($4,949 million carrying value at exchange).

Subsequent to the issuance of the preferred stock on December 3, 2015, in response to investor feedback, GE launched an exchange offer on December 18, 2015 that allowed GE preferred stock investors to exchange their existing Series A, B and C preferred stock into a Series D GE preferred stock. These Series D instruments bear an initial fixed interest rate of 5.00% through January 21, 2021, will bear a floating rate equal to three-month LIBOR plus 3.33% thereafter and are callable on January 21, 2021. On January 20, 2016, $2,687 million of Series A, $2,008 million of Series B and $999 million of Series C were exchanged into $5,694 million Series D GE preferred stock. Post exchange, $91 million of Series A, $64 million of Series B and $95 million of Series C GE preferred stock remain outstanding. The carrying value of the GE preferred stock at December 31, 2015 was $4,960 million and will increase to $5,944 million through periodic accretion to the respective call dates of each series. Principal and accretion for the preferred stock is recorded in other capital in the consolidated Statement of Financial Position.

On October 16, 2008, we issued 30,000 shares of 10% cumulative perpetual preferred stock and warrants to purchase 134,831,460 shares of common stock to Berkshire Hathaway Inc. (Berkshire Hathaway). On October 16, 2013, Berkshire Hathaway exercised their warrants and GE delivered 10.7 million shares to Berkshire Hathaway. The transaction had equal and offsetting effects on other capital and common stock held in treasury.

GE has 50 million authorized shares of preferred stock ($1.00 par value). 5,944,250 shares were issued and outstanding as of December 31, 2015. No shares were issued and outstanding as of December 31, 2014 and 2013.

Shares of GE Common Stock

On April 10, 2015, the GE Board has authorized a new repurchase program of up to $50 billion in common stock, excluding the Synchrony Financial exchange. On November 17, 2015, we completed the split-off of Synchrony Financial through which we acquired 671,366,809 shares of GE common stock from our shareholders in exchange for 705,270,833 shares of Synchrony Financial stock we held. Under our share purchase programs, on a book basis, we repurchased shares of 109.8 million, 73.6 million and 432.6 million for a total of $3,320 million, $1,901 million and $10,375 million for the years ended 2015, 2014 and 2013, respectively.

GE’s authorized common stock consists of 13,200,000,000 shares having a par value of $0.06 each.

Common shares issued and outstanding are summarized in the following table.

December 31 (In thousands)	2015	2014	2013

Issued	11,693,841	11,693,841	11,693,841
In treasury(a)	(2,314,553)	(1,636,461)	(1,632,960)
Outstanding	9,379,288	10,057,380	10,060,881

(a) 2015 included (671,366,809) shares related to the split-off of Synchrony Financial from GE, where GE shares were exchanged for shares of Synchrony Financial.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(In millions)	2015	2014	2013

Investment securities
Balance at January 1	$1,013	$307	$677
Other comprehensive income (loss) (OCI) before reclassifications –
net of deferred taxes of $(270), $352 and $(408)(a)	(486)	562	(692)
Reclassifications from OCI – net of deferred taxes
of $(36), $85 and $223	(67)	146	318
Other comprehensive income (loss)(b)	(553)	708	(374)
Less OCI attributable to noncontrolling interests	(1)	2	(4)
Balance at December 31	$460	$1,013	$307

Currency translation adjustments (CTA)
Balance at January 1(c)	$(2,428)	$283	$413
OCI before reclassifications – net of deferred taxes	(4,932)	(2,600)	510
of $1,348, $(129) and $(613)
Reclassifications from OCI – net of deferred taxes
of $(1,489), $213 and $793	1,794	(129)	(818)
Other comprehensive income (loss)(b)	(3,137)	(2,730)	(308)
Less OCI attributable to noncontrolling interests	(66)	(19)	(22)
Balance at December 31	$(5,499)	$(2,428)	$126

Cash flow hedges
Balance at January 1(c)	$(180)	$(414)	$(722)
OCI before reclassifications – net of deferred taxes	(732)	(609)	737
of $(21), $22 and $251
Reclassifications from OCI – net of deferred taxes
of $86, $34 and $(176)	831	844	(271)
Other comprehensive income (loss)(b)	99	234	466
Less OCI attributable to noncontrolling interests	-	-	2
Balance at December 31	$(80)	$(180)	$(257)

Benefit plans
Balance at January 1	$(16,578)	$(9,296)	$(20,597)
Prior service credit (costs) - net of deferred taxes
of $859, $219 and $(5)	1,541	396	(6)
Net actuarial gain (loss) – net of deferred taxes
of $647, $(5,332) and $4,506	1,227	(9,849)	8,269
Net curtailment/settlement - net of deferred taxes
of $(42), $41 and $0	(76)	72	-
Prior service cost amortization – net of deferred taxes
of $103, $241 and $267	100	349	397
Net actuarial loss amortization – net of deferred taxes
of $1,199, $859 and $1,343	2,373	1,753	2,640
Other comprehensive income (loss)(b)	5,165	(7,278)	11,300
Less OCI attributable to noncontrolling interests	(3)	3	(1)
Balance at December 31	$(11,410)	$(16,578)	$(9,296)

Accumulated other comprehensive income (loss) at December 31	$(16,529)	$(18,172)	$(9,119)

(a) Included adjustments of $(611) million, $960 million and $(1,171) million in 2015, 2014 and 2013, respectively, to deferred acquisition costs, present value of future profits, and investment contracts, insurance liabilities and insurance annuity benefits in our run-off insurance operations to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

(b) Total other comprehensive income (loss) was $1,575 million, $(9,066) million and $11,084 million in 2015, 2014 and 2013, respectively.

(c) Included a $157 million reclassification between 2014 opening balances in Currency Translation Adjustments and Cash Flow Hedges.

RECLASSIFICATION OUT OF AOCI

(In millions)	2015	2014	2013	Statement of earnings caption

Available-for-sale securities
Realized gains (losses) on
sale/impairment of securities	$103	$(231)	$(541)	Total revenue and other income (a)
	(36)	85	223	Benefit (provision) for income taxes (b)
	$67	$(146)	$(318)	Net of tax
Currency translation adjustments
Gains (losses) on dispositions	$(305)	$(85)	$25	Total revenues and other income(c)
	(1,489)	213	793	Benefit (provision) for income taxes(d)
	$(1,794)	$129	$818	Net of tax
Cash flow hedges
Gains (losses) on interest rate derivatives	$(130)	$(234)	$(364)	Interest and other financial charges
Foreign exchange contracts	(801)	(666)	564	(e)
Other	13	22	248	(f)
	(918)	(878)	447	Total before tax
	86	34	(176)	Benefit (provision) for income taxes
	$(831)	$(844)	$271	Net of tax
Benefit plan items
Curtailment gain (loss)	$118	$(113)	$-	(g)
Amortization of prior service costs	(203)	(590)	(664)	(g)
Amortization of actuarial gains (losses)	(3,572)	(2,612)	(3,983)	(g)
	(3,657)	(3,315)	(4,647)	Total before tax
	1,260	1,141	1,610	Benefit (provision) for income taxes
	$(2,397)	$(2,174)	$(3,037)	Net of tax

Total reclassification adjustments	$(4,956)	$(3,035)	$(2,266)	Net of tax

  Included $61 million, an insignificant amount and $(497) million in 2015, 2014 and 2013, respectively, in earnings (loss) from discontinued operations, net of taxes.
  Included $(30) million, $3 million and $204 million in 2015, 2014 and 2013, respectively, in earnings (loss) from discontinued operations, net of taxes.
  Included $(224) million, $(51) million and $62 million in 2015, 2014 and 2013, respectively, in earnings (loss) from discontinued operations, net of taxes.
  Included $(1,506) million, $213 million and $802 million in 2015, 2014 and 2013, respectively, in earnings (loss) from discontinued operations, net of taxes.
  Included $(758) million, $(607) million and $608 million in GE Capital revenues from services and $(43) million, $(59) million and $(44) million in interest and other financial charges in 2015, 2014 and 2013, respectively.
  Primarily recorded in costs and expenses.
  Curtailment gain (loss), amortization of prior service costs and actuarial gains and losses reclassified out of AOCI are included in the computation of net periodic pension costs. See Notes 12 and 28 for further information.

Noncontrolling Interests

Noncontrolling interests in equity of consolidated affiliates includes common shares in consolidated affiliates and preferred stock issued by our affiliates.

Prior to the fourth quarter of 2015, the preferred stock issued by GECC was classified as noncontrolling interests in our consolidated Statement of Financial Position, with dividends presented as noncontrolling interest in our consolidated Statement of Earnings. As discussed previously in this note, this preferred stock was converted to a corresponding series of preferred stock issued by GE and on January 20, 2016 a substantial majority of those shares were exchanged into GE Series D preferred stock. Effective with these changes, the preferred stock issued by GE is reflected in our shareowners’ equity and dividends are presented as a reduction of net earnings attributable to GE in the statement of earnings (under the caption “Preferred stock dividends”) for the year ended December 31, 2015 and subsequently.

December 31 (In millions)	2015	2014

GECC preferred stock	$-	$4,949
Synchrony Financial	-	2,531
Other noncontrolling interests in consolidated affiliates(a)	1,864	1,194
Total	$1,864	$8,674

(a) Consisted of a number of individually insignificant noncontrolling interests in partnerships and consolidated affiliates. 2015 included $695 million related to the Alstom acquisition.

CHANGES TO NONCONTROLLING INTERESTS

(In millions)	2015	2014	2013

Beginning balance	$8,674	$6,217	$5,444
Net earnings	377	183	312
GECC preferred stock(a)	(4,949)	-	990
GECC preferred stock dividend	(311)	(322)	(298)
Dividends	(43)	(74)	(80)
Dispositions	189	(81)	(175)
Synchrony Financial(b)	(2,840)	2,393	-
Other (including AOCI)(c)(d)	767	358	24
Ending balance	$1,864	$8,674	$6,217

(a) 2015 included $(4,949) million related to the issuance of GE preferred stock in exchange for existing GECC preferred stock. GE preferred stock is reflected in shareowners’ equity in the consolidated Statement of Financial Position.

(b) 2015 related to the split-off on Synchrony Financial from GE, where GE shares were exchanged for shares of Synchrony Financial; 2014 related to the Synchrony Financial IPO.

(c) Includes research & development partner funding arrangements, acquisitions and eliminations.

(d) 2015 included $695 million related to the Alstom acquisition.

redeemable noncontrolling interest

Redeemable noncontrolling interest presented in our statement of financial position includes common shares issued by our affiliates that are redeemable at the option of the holder of those interests.

As part of the Alstom acquisition, we formed three joint ventures in which the noncontrolling interests hold certain redemption rights. These joint ventures and the associated redemption rights are discussed in Note 8. Our retained earnings will be adjusted for subsequent changes in the redemption value of the noncontrolling interest in these entities to the extent that the redemption value exceeds the carrying amount of the noncontrolling interest.

(In millions)	2015	2014	2013

Beginning balance	$98	$178	$214
Net earnings	(46)	(71)	(14)
Dividends	(11)	(12)	(14)
Dispositions	1	-	-
Redemption value adjustment	25	2	1
Other(a)	2,905	1	(8)
Ending balance	$2,972	$98	$178

(a) 2015 included $2,875 million related to joint ventures formed by GE and Alstom as part of the Alstom acquisition.

Other

Common dividends from GE Capital totaled $4,311 million, $2,000 million and $1,930 million to GE during 2015, 2014 and 2013, respectively. GE Capital did not pay any special dividends to GE during 2015. GE Capital paid special dividends of $1,000 million and $4,055 million to GE during 2014 and 2013, respectively.